Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Stockholders' Equity Note [Abstract]
Summary of Stock Option Activity

A summary of the Company’s stock options activity for the current nine months is as follows:

			Weighted
			Average
		Weighted	Remaining
		Average	Contractual	Aggregate
	Number of	Exercise	Life	Intrinsic
	Options	Price	(in Years)	Value
Outstanding at January 1, 2025	472,392	$19.01	3.65	$—
Granted	97,500	2.02
Exercised	—	—
Expired/Forfeited	(45,898)	24.22
Outstanding at September 30, 2025, and expected to vest	523,994	$15.39	3.12	$—
Exercisable at September 30, 2025	83,994	$20.44	3.32	$—

A summary of the Company’s stock option activity for the Current Year is as follows:

			Weighted
			Average
		Weighted	Remaining
		Average	Contractual	Aggregate
	Number of	Exercise	Life	Intrinsic
	Options	Price	(in Years)	Value
Outstanding at January 1, 2024	514,854	$20.27	4.26	$—
Granted	10,000	8.50
Exercised	—	—
Expired/Forfeited	(52,462)	29.35
Outstanding at December 31, 2024, and expected to vest	472,392	$19.01	3.65	$—
Exercisable at December 31, 2024	97,392	$27.22	1.26	$—

Schedule of Black-Scholes Assumptions for Fair Value of Options Granted

The fair values of the options granted were estimated at the respective dates of grant using the Black-Scholes option pricing model with the following range of assumptions:

	Year Ended December 31,
	2024	2023
Expected Volatility	78%	89 – 90%
Expected Dividend Yield	—%	—%
Expected Life (Term, in years)	3.25	2.75 – 10
Risk-Free Interest Rate	4.46%	4.0 – 4.7%

Schedule of options vesting upon achievement of target price

Of the total stock options outstanding at December 31, 2024, the vesting of 350,000 options is contingent upon the Company’s common stock achieving certain target prices as follows:

Target Prices	Number of Options Vesting
$30.00	100,000
$50.00	85,000
$70.00	70,000
$90.00	55,000
$110.00	40,000

Summary of Stock Option Activity for Non-Vested Options

A summary of the Company’s non-vested stock options activity for the current nine months is as follows:

		Weighted
		Average
	Number of	Grant Date
	Options	Fair Value
Balance at January 1, 2025	375,000	$0.24
Granted	97,500	0.39
Vested	(32,500)	3.09
Forfeited or Canceled	—	—
Balance at September 30, 2025	440,000	$0.06

The following table summarizes the Company’s stock option activity for non-vested options for the Current Year:

		Weighted
		Average
	Number of	Grant Date
	Options	Fair Value
Balance at January 1, 2024	375,000	$0.37
Granted	10,000	4.72
Vested	(10,000)	9.02
Forfeited or Canceled	—	—
Balance at December 31, 2024	375,000	$0.24

Summary of Restricted Stock Activity

A summary of the Company’s restricted stock activity for the current nine months is as follows:

		Weighted
	Number of	Average
	Restricted	Grant Date
	Shares	Fair Value
Outstanding at January 1, 2025	35,333	$34.80
Granted	113,901	2.09
Vested	(92,401)	1.96
Expired/Forfeited	—	—
Outstanding at September 30, 2025	56,833	$22.63

A summary of the Company’s restricted stock activity for the Current Year is as follows:

		Weighted
	Number of	Average
	Restricted	Grant Date
	Shares	Fair Value
Outstanding at January 1, 2024	33,333	$36.81
Granted	30,770	8.45
Vested	(28,770)	8.94
Expired/Forfeited	—	—
Outstanding at December 31, 2024	35,333	$34.80

Schedule Of Common Stock Repurchased

The following table provides information with respect to restricted stock purchased and retired by the Company during the Current Year:

			Number of
			Shares
			Purchased as
			Part of
	Total Number	Actual	Publicly	Fair value of
	of Shares	Price Paid	Announced	Re-Purchased
Date	Purchased	per Share	Plan	Shares
July 31, 2024 (i)	1,344	$7.20	—	$9,680
August 31, 2024 (i)	2,760	7.03	—	19,411
September 30, 2024 (i)	2,594	7.48	—	19,411
October 31, 2024(i)	2,458	7.89	—	19,411
November 31, 2024 (i)	2,824	6.87	—	19,411
December 31, 2024 (i)	3,768	5.15	—	19,411
Total 2024	15,748	$6.78	—	$106,735
(i)	The shares were exchanged from employees in connection with the income tax withholding obligations on behalf of such employees from the receipt of stock awards. The 2011 Plan and 2021 Plan allow for award holders to surrender vested shares to cover withholding tax liabilities.

Summary of Warrant Activity

A summary of the Company’s warrants activity for the current nine months is as follows:

			Weighted
			Average
		Weighted	Remaining
		Average	Contractual	Aggregate
	Number of	Exercise	Life	Intrinsic
	Warrants	Price	(in Years)	Value
Outstanding and exercisable at January 1, 2025	263,957	$9.73	8.96	$—
Issued	1,218,246	10.97
Amended	(5,748)	4.38
Exercised	—	—
Expired/Forfeited	—	—
Outstanding at September 30, 2025	1,476,455	$10.43	6.75	$—
Exercisable at September 30, 2025	1,295,673	$10.66	6.80	$—

A summary of the Company’s warrant activity for the Current Year is as follows:

			Weighted
			Average
		Weighted	Remaining
		Average	Contractual	Aggregate
	Number of	Exercise	Life	Intrinsic
	Warrants	Price	(in Years)	Value
Outstanding and exercisable at January 1, 2024	111,606	$16.71	8.46	$—
Issued	163,957	6.52
Exercised	—	—
Expired/Forfeited	(11,606)	31.46
Outstanding at December 31, 2024	263,957	$9.73	8.96	$—
Exercisable at December 31, 2024	163,957	$6.52	9.31	$—